Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries		€ 20,682	€ 13,830	€ 15,301
Dividends received from [Abstract]
Dividends received from bank subsidiaries		395	356	166
Dividends received from nonbank subsidiaries		1,117	893	859
Interest expense		9,909	5,120	6,274
Net interest and dividend income		12,284	9,959	10,052
Provision for credit losses		829	317	1,444
Net interest and dividend income after provision for credit losses		11,455	9,642	8,608
Noninterest income [Abstract]
Commissions and fee income		4,383	4,987	4,414
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,824	2,151	1,709
Other income (loss)	[1]	3,541	(105)	1,506
Total noninterest income		9,747	7,034	7,629
Noninterest expenses [Abstract]
Compensation and benefits		5,679	5,395	5,641
General and administrative expenses		6,273	7,427	6,950
Services provided by (to) affiliates, net		2,165	2,097	2,730
Impairment of goodwill and other intangible assets		0	0	0
Total noninterest expenses		14,118	14,918	15,321
Profit (loss) before income taxes		7,084	1,757	916
Income tax expense (benefit)		(1,189)	213	(34)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 8,273	€ 1,544	€ 950

[1]
[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. In 2020 the gain from the merger of DB Privat-und Firmenkundenbank with Deutsche Bank AG is also included.